Nuance Mid Cap Value Fund
Nuance Mid Cap Value Fund
Nuance Mid Cap Value Fund

(A series of Managed Portfolio Series)

Institutional Class – NMVLX

Investor Class - NMAVX

Supplement dated November 8, 2016 to the Prospectus dated August 28, 2016.  This supplement supersedes the supplement dated October 11, 2016.

Effective November 2, 2016, the expense limitation for the Nuance Mid Cap Value Fund (the “Fund”) is reduced to 1.18% of the average daily net assets of the Investor Class and 0.93% of the average daily net assets of the Institutional Class.

Therefore, the fees and expenses table and example found on pages 6 and 7 of the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuance Mid Cap Value Fund	Investor Class		Institutional Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	none	[1]	none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of those investments made within 12 months of the purchase. If imposed, the CDSC applies to redemptions made within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuance Mid Cap Value Fund		Investor Class	Institutional Class
Management Fees	[1]	0.75%	0.75%
Distribution and Service (12b-1) Fees	[1]	0.25%	none
Shareholder Servicing Plan Fee	[1]	0.15%	0.15%
Other Expenses	[1]	0.55%	0.55%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.71%	1.46%
Less: Fee Waiver	[1],[2]	(0.52%)	(0.52%)
Total Annual Fund Operating Expenses After Fee Waiver	[1],[2],[3]	1.19%	0.94%
[1]	Annual Fund Operating Expenses have been restated to reflect current fees for the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[3]	Nuance Investments, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Fund operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class and 0.93% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver and payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and payment occurred and at the time of recoupment. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through at least November 1, 2017. Thereafter, the agreement may be terminated at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Nuance Mid Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	615	964	1,335	2,377
Institutional Class	96	411	748	1,702

This supplement should be retained with your Prospectus for future reference.